GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

The changes in the net carrying amount of goodwill in 2019 and 2020 were as follows:

Balance as of January 1, 2019	$125,051

Acquisition of Captain growth	$758

Balance as of December 31, 2019	$125,809

Acquisition of Content IQ	$23,361

Acquisition of Pub Ocean	$3,133

Balance as of December 31, 2020	$152,303

Summary of Intangible Assets

The following is a summary of intangible assets as of December 31, 2020:

	December 31, 2019	Additions	Amortization	OCI	December 31, 2020

Acquired technology	$31,159	$22,101	$-	$152	$53,412
Accumulated amortization	(21,810)	-	(3,579)	(159)	(25,548)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	600	22,101	(3,579)	(7)	19,115

Customer relationships	31,911	4,901	-	48	36,860
Accumulated amortization	(20,727)	-	(1,465)	31	(22,161)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	758	4,901	(1,465)	79	4,273

Tradename and other	18,284	-	-	219	18,503
Accumulated amortization	(11,897)	-	(217)	(291)	(12,405)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	1,277	-	(217)	(72)	988

Intangible assets, net	$2,635	$27,002	$(5,261)	$-	$24,376

The following is a summary of intangible assets as of December 31, 2019:

	December 31, 2018	Additions	Amortization	OCI	December 31, 2019

Acquired technology	$30,807	$442	$-	$(90)	$31,159
Accumulated amortization	(21,242)	-	(649)	81	(21,810)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	816	442	(649)	(9)	600

Customer relationships	31,940	-	-	(29)	31,911
Accumulated amortization	(19,825)	-	(928)	26	(20,727)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	1,689	-	(928)	(3)	758

Tradename and other	18,415	-	-	(131)	18,284
Accumulated amortization	(9,314)	-	(2,679)	96	(11,897)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	3,991	-	(2,679)	(35)	1,277

Intangible assets, net	$6,496	$442	$(4,256)	$(47)	$2,635

Schedule of Estimated Useful Life of the Intangible Assets	The estimated useful life of the intangible assets are as follows:
Estimated useful life
Acquired technology	3-5 years
Customer relationships	4-7 years
Tradename and other	4-11 years

Schedule of Estimated Future Amortization Expense	Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:
2021	$5,438
2022	5,450
2023	5,462
2024	5,395
2025	1,858
Thereafter	773

$24,376